Note 23 - Non-current allowances and provisions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Non-current allowances and provisions [Abstract]
Disclosure of detailed information about non-current allowances and provisions from liabilities [text block]

Liabilities

	Year ended December 31,
	2020	2019
(all amounts in thousands of U.S. dollars)
Values at the beginning of the year	54,599	36,089
Translation differences	(5,739)	(1,571)
Increase due to business combinations	26,542	-
Additional provisions	478	19,904
Reclassifications	557	5,641
Used	(3,219)	(5,464)
Values at the end of the year	73,218	54,599